Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (125,211)	$ (11,865)	$ (10,391)	$ (124,050)
Adjustments to reconcile net loss to cash used by operating activities:
Stock-based compensation	1,940	130	342	2,755
Gain on disposal of fixed assets				(2,346)
Non-cash charge related to change in fair value of warrants	19,138			23,493
Changes in assets and liabilities:
Accounts receivables	16			(21)
Prepaid expenses	(1,325)	(55)		(24,663)
Accounts payable	27,418	3,944	1,801	25,767
Accrued expenses and due to related party	6,504	(9)	3,046	(531)
Cash used by operating activities	(71,520)	(7,855)	(5,202)	(99,596)
Cash flows from investing activities
Purchases of capital assets	(54,264)		(133)	(52,645)
Proceeds from the sale of capital assets				2,396
Cash used by investing activities	(54,264)		(133)	(50,249)
Cash flows from financing activities
Proceeds from notes payable				38,796
Cash received in recapitalization, net of transaction costs				701,520
Cash proceeds from exercise of warrants	82,016			30,692
Issuance of common stock	1,050	6,125	7,494	6,439
Cash provided by financing activities	83,066	6,125	7,494	777,447
(Decrease) Increase in cash and cash equivalents	(42,718)	(1,730)	2,159	627,602
Cash and cash equivalents, beginning balance	629,761	2,159		2,159
Cash and cash equivalents, ending balance	587,043	$ 429	2,159	629,761
Non cash items
Conversion of notes payable to equity				38,725
Capital assets acquired with notes payable	$ 4,599
Capital assets acquired with payables			20,142	5,592
Capital assets exchanged for equity				$ 23,200
Common stock issued in exchange for intangible assets			$ 11,111